Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw materials	$ 27,069	$ 39,884
Work in process		8,665
Finished goods	43,707	83,173
Total	70,776	131,722
Inventory write-down	(69,789)	(80,299)
Inventories, net	$ 987	$ 51,423